Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 815,942	$ 685,930
Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	68,154	70,299
Less deferred financing costs	(466)	(719)
Total	$ 67,688	$ 69,580